Stockholders' Equity and Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Summary of the activity under the Company's stock option plans

A summary of the activity under the Company’s stock option plans are as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2013	7,559,950	$0.60	7.56	$210
Granted	1,406,366	$0.75
Exercised	(125)	$0.34		$58
Cancelled	(417,834)	$0.63
Outstanding at December 31, 2013	8,548,357	$0.62	7.00	$394
Granted (unaudited)	882,073	$0.75
Cancelled (unaudited)	(706,533)	$0.54
Outstanding at September 30, 2014 (unaudited)	8,723,897	$0.64	6.57	$16,258

Exercisable at December 31, 2013	5,496,880	$0.57	6.09	$375
Vested and expected to vest at December 31, 2013	8,397,995	$0.62	6.97	$384
Exercisable at September 30, 2014 (unaudited)	5,999,937	$0.59	5.69	$11,450
Vested and expected to vest at September 30, 2014 (unaudited)	8,589,642	$0.64	6.54	$16,008

Stock-based compensation expense was allocated based on the employees’ function as follows:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Research and development	$80	$59	$45	$59
General and administrative	271	176	133	150
Sales and marketing	65	94	73	91
	$416	$329	$251	$300

Schedule of stock-based compensation expense

Stock-based compensation expense was allocated based on the employees’ function as follows:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Research and development	$80	$59	$45	$59
General and administrative	271	176	133	150
Sales and marketing	65	94	73	91
	$416	$329	$251	$300